Note 25 - Other Expenses	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
25.	OTHER EXPENSES

(a)	Other operating expenses

	For the year ended March 31, 2019	For the year ended March 31, 2018
Amortization of intangible assets	$22,655	$16,547
Depreciation of property and equipment	4,771	4,073
Bad debt expense	81,037	56,331
Share-based compensation	6,133	18,353
Other	420	-
	$115,016	$95,304

(b)	Amortization and energy costs included in cost of sales in the consolidated statements of income (loss)

	For the year ended March 31, 2019	For the year ended March 31, 2018
Amortization	$2,666	$3,116
Direct energy costs and other	3,097,589	2,983,047
	$3,100,255	$2,986,163

(c)	Employee benefits expense

	For the year ended March 31, 2019	For the year ended March 31, 2018
Wages, salaries and commissions	$264,566	$237,867
Benefits	24,239	24,100
	$288,805	$261,967